Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingencies

16.      Commitments and contingencies:

(a)	At December 31, 2018, the minimum future revenues to be received on committed time-charter party agreements and interest income from direct financing leases are as follows:

2019	$1,094,608
2020	977,926
2021	844,261
2022	688,537
2023	469,754
Thereafter	751,473
$4,826,559

The minimum future revenues are based on 100% utilization, relate to committed time-charter party agreements currently in effect and assume no renewals or extensions.

(b)	At December 31, 2018, based on the contractual delivery dates, the Company had nil commitments (2017 – $140,600,000) for installment payments for vessels under construction.

(c)

At December 31, 2018, the commitment under operating leases for vessels is $1,279,074,000 for the remainder of 2019 to 2029 and for office space is $8,401,000 for the remainder of 2019 to 2024. Total commitments under these leases are as follows:

2019	$159,976
2020	159,171
2021	158,326
2022	151,696
2023	150,760
Thereafter	507,546
$1,287,475